Overlay Shares Hedged Large Cap Equity ETF
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Exchange Traded Funds - 98.8%
Vanguard S&P 500 ETF (a)	44,800	$18,773,888
TOTAL EXCHANGE TRADED FUNDS (Cost $17,670,635)		18,773,888

MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 0.03% (b)	427,009	427,009
TOTAL MONEY MARKET FUNDS (Cost $427,009)		427,009

	Number of
	Contracts (c)		Notional Value
PURCHASED OPTIONS - 4.8%
PURCHASED PUT OPTIONS - 4.8%
CBOE S&P 500 Index
Expiration: June 2022, Exercise Price: $4,150	7	119,140	$3,196,900
Expiration: December 2022, Exercise Price: $4,100	7	182,560	3,196,900
Expiration: January 2023, Exercise Price: $4,100	6	164,430	2,740,200
Expiration: June 2023, Exercise Price: $4,050	5	159,000	2,283,500
SPDR S&P 500 ETF Trust
Expiration: March 2022, Exercise Price: $415	80	83,720	3,644,480
Expiration: September 2022, Exercise Price: $415	85	195,585	3,872,260
TOTAL PURCHASED OPTIONS (Cost $840,575)		904,435

Total Investments (Cost $18,938,219) - 105.8%		20,105,332
Liabilities in Excess of Other Assets - (5.8)%		(1,094,475)
TOTAL NET ASSETS - 100.0%		$19,010,857

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor’s Depositary Receipt

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$18,773,888	$-	$-	$18,773,888
Money Market Funds	427,009	-	-	427,009
Purchased Put Options	904,435	-	-	904,435
Total Investments - Assets	$20,105,332	$-	$-	$20,105,332